DEFERRED TAX	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
NOTE 35: DEFERRED TAX
The Group’s deferred tax assets and liabilities are as follows:

	2020	2019		2020	2019
Statutory position	£m	£m	Tax disclosure	£m	£m
Deferred tax assets	2,741	2,666	Deferred tax assets	5,527	4,938
Deferred tax liabilities	(45)	(44)	Deferred tax liabilities	(2,831)	(2,316)
Asset at 31 December	2,696	2,622	Asset at 31 December	2,696	2,622
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
As a result of legislation enacted in 2016, the UK corporation tax rate had been expected to reduce from 19 per cent to 17 per cent on 1 April 2020. The Group measures its deferred tax assets and liabilities at the value expected to be recoverable or payable in future periods, and so at 31 December 2019 substantially all of its deferred tax was measured using the 17 per cent tax rate. During the December 2019 election campaign, however, the UK Government stated its intention to maintain the corporation tax rate at 19 per cent, and this tax rate was substantively enacted on 17 March 2020. The Group therefore remeasured its deferred tax assets and liabilities at 19 per cent. The deferred tax impact of this remeasurement in 2020 is a credit of £350 million in the income statement and a charge of £51 million in other comprehensive income.
On 29 October 2018, the UK Government announced its intention to restrict the use of capital tax losses to 50 per cent of any future gains arising. This restriction was substantively enacted on 2 July 2020 and as a result the Group recognised additional deferred tax liabilities of £63 million, with an impact of £47 million as a prior year charge in the income statement and £16 million in other comprehensive income, in respect of unrealised gains at that date.
Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share- based payments	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	3,778	679	62	197	40	—	—	11	4,767
(Charge) credit to the income statement	(167)	(16)	(83)	(87)	4	149	—	174	(26)
Credit to other comprehensive income	—	—	74	116	—	—	—	—	190
Other credit to equity	—	—	—	—	7	—	—	—	7
At 31 December 2019	3,611	663	53	226	51	149	—	185	4,938
(Charge) credit to the income statement	453	5	6	6	(4)	10	29	83	588
(Charge) credit to other comprehensive income	—	—	(3)	22	—	—	—	—	19
Other charge to equity	—	—	—	—	(18)	—	—	—	(18)
At 31 December 2020	4,064	668	56	254	29	159	29	268	5,527

Capitalised software enhancements		Long-term assurance business	Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	(36)	(637)	(737)	(273)	(405)	(99)	(127)	(2,314)
(Charge) credit to the income statement	15	(193)	221	59	(48)	(19)	(35)	—
(Charge) credit to other comprehensive income	—	—	—	64	(148)	83	—	(1)
Exchange and other adjustments	—	—	—	—	—	—	(1)	(1)
At 31 December 2019	(21)	(830)	(516)	(150)	(601)	(35)	(163)	(2,316)
(Charge) credit to the income statement	(207)	(13)	144	(77)	(46)	(25)	(76)	(300)
(Charge) credit to other comprehensive income	—	—	—	(165)	(109)	60	—	(214)
Exchange and other adjustments	—	—	—	—	—	—	(1)	(1)
At 31 December 2020	(228)	(843)	(372)	(392)	(756)	—	(240)	(2,831)
1Financial assets at fair value through other comprehensive income.
Deferred tax not recognised
Deferred tax assets of £85 million (2019: £24 million) have been recognised in respect of the future tax benefit of certain expenses of the life assurance business carried forward. The deferred tax asset not recognised in respect of the remaining expenses is approximately £414 million (2019: £254 million), and these expenses can be carried forward indefinitely. The unrecognised deferred tax asset has increased in 2020 because, as UK markets performed poorly, there was a significant increase in the amount of expenses to carry forward.
Deferred tax assets of approximately £114 million (2019: £48 million) have not been recognised in respect of £582 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
In addition, no deferred tax asset is recognised in respect of unrelieved foreign tax credits of £46 million (2019: £46 million), as there are no expected future taxable profits against which the credits can be utilised. These credits can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £41 million (2019: £35 million) relates to losses that will expire if not used within 20 years, and £48 million (2019: £45 million) relates to losses with no expiry date.
As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.